Contract liabilities and other advances	6 Months Ended
Jun. 30, 2024
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	Within one year		More than one year
	June, 30	December 31,	June, 30	December 31,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	20,215	25,036	60,578	65,466
Total contract liabilities	20,215	25,036	60,578	65,466

Other advances
Grants	1,771	1,970	—	—
Total other advances	1,771	1,970	—	—

Total contract liabilities and other advances	21,986	27,006	60,578	65,466

A reconciliation of the movement in contract liabilities and other advances for the six months ended June 30, 2024 is as follows:

	January 1, 2024	Additions	Recognised in the income statement	Foreign exchange	June 30, 2024
	£’000	£’000	£’000	£’000	£’000
Grants	1,971	—	(199)	—	1,771
Revenue generating collaborations	90,501	—	(9,708)	—	80,793
Total contract liabilities and other advances	92,472	—	(9,907)	—	82,564

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2023 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to December 2027. The ageing presented above reflects the Group's best estimate of when contract liability and other advance amounts will be utilised based upon when the underlying costs to be incurred in the delivery of the related projects are expected to be incurred.

A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2023 is as follows:

	January 1, 2023	Additions	Recognised in the income statement	Transferred to other creditors	Foreign exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	2,141	(1,127)	—	(2)	1,971
Revenue generating collaborations	87,884	22,655	(20,038)	—	—	90,501
Joint operations	9,139	—	(2,033)	(7,106)	—	—
Total contract liabilities and other advances	97,982	24,796	(23,198)	(7,106)	(2)	92,472